Risk Management (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Borrowings and financing	R$ 40,142,347
Interest on borrowings and financing	24,808,016
Trade payables and contractors	2,400,046
Services payable	2,772,416	R$ 1,438,507
Public-Private Partnership - PPP	3,325,695
Interest Public-Private Partnership - PPP	4,647,891
Total	78,096,411
Twenty Twenty Six [Member]
Liabilities
Borrowings and financing	5,092,816
Interest on borrowings and financing	3,497,069
Trade payables and contractors	2,400,046
Services payable	2,772,416
Public-Private Partnership - PPP	239,065
Interest Public-Private Partnership - PPP	230,622
Total	14,232,034
Twenty Twenty Seven [Member]
Liabilities
Borrowings and financing	2,259,452
Interest on borrowings and financing	3,772,445
Trade payables and contractors
Services payable
Public-Private Partnership - PPP	239,066
Interest Public-Private Partnership - PPP	248,333
Total	6,519,296
Twenty Twenty Eight [Member]
Liabilities
Borrowings and financing	1,794,449
Interest on borrowings and financing	3,590,853
Trade payables and contractors
Services payable
Public-Private Partnership - PPP	239,066
Interest Public-Private Partnership - PPP	266,562
Total	5,890,930
Twenty Twenty Nine [Member]
Liabilities
Borrowings and financing	4,172,569
Interest on borrowings and financing	3,321,945
Trade payables and contractors
Services payable
Public-Private Partnership - PPP	239,066
Interest Public-Private Partnership - PPP	285,472
Total	8,019,052
Twenty Thirty [Member]
Liabilities
Borrowings and financing	7,336,464
Interest on borrowings and financing	3,012,391
Trade payables and contractors
Services payable
Public-Private Partnership - PPP	239,066
Interest Public-Private Partnership - PPP	305,090
Total	10,893,011
Twenty Thirty One To Twenty Forty Eight [Member]
Liabilities
Borrowings and financing	19,486,597
Interest on borrowings and financing	7,613,313
Trade payables and contractors
Services payable
Public-Private Partnership - PPP	2,130,366
Interest Public-Private Partnership - PPP	3,311,812
Total	R$ 32,542,088